Consolidated statements of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of profit or loss and other comprehensive income
Revenue.		R$ 612,324	R$ 429,701	R$ 354,035
Cost of services		(431,419)	(325,870)	(260,786)
Gross profit		180,905	103,831	93,249
Sales and marketing expenses		(80,367)	(33,589)	(26,018)
General and administrative expenses		(154,999)	(71,667)	(40,868)
Research and development expenses		(46,308)	(15,637)	(9,832)
Allowance for credit losses		(6,303)	(4,205)	(3,733)
Gain on bargain purchase		0	0	2,479
Other income and expenses, net	[1]	60,572	(840)	4,473
Operating profit (loss)		(46,500)	(22,107)	19,750
Finance costs		(51,767)	(26,580)	(6,811)
Finance income		32,798	19,217	4,239
Net finance costs		(18,969)	(7,363)	(2,572)
Profit (loss) before taxes		(65,469)	(29,470)	17,178
Deferred income tax and social contribution		23,313	8,480	(3,186)
Current income tax and social contribution		(2,490)	(441)	(148)
Profit (loss) of the year		(44,646)	(21,431)	13,844
Items that are or may be reclassified subsequently to profit or loss
Cumulative translation adjustments from operations in foreign currency		35,530	1,033	0
Total comprehensive income (loss) for the year		R$ (9,116)	R$ (20,398)	R$ 13,844
Net (loss) per share
Basic		R$ (1.369)	R$ (0.931)	R$ 0.626
Diluted		R$ (1.369)	R$ (0.931)	R$ 0.626

[1]	As of December 2021, the Company recognized the fair value on the earn-out future payments of R$ 60,970 as other operating income